CAPITAL STOCK	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Stockholders' Equity Note [Abstract]
CAPITAL STOCK
NOTE E - CAPITAL STOCK

The Company is authorized to issue 1,350,000,000 shares of Common Stock as the result of a vote of stockholders conducted on January 27, 2012 which effected an increase in the authorized shares of Common Stock from 800,000,000 shares to 1,350,000,000 shares.  In addition, the Company is authorized to issue 10,000,000 shares of preferred stock with a $0.001 par value per share. As of June 30, 2014 and September 30, 2013, there were 827,332,292 and 786,526,955 shares of Common Stock issued and outstanding, respectively, and no shares of preferred stock outstanding.

Common Stock Transactions during the nine month period ended June 30, 2014:

On December 16, 2013, Crede effected the cashless exercise of 10,695,187 Series A Warrants and 7,000,000 Series B Warrants, and the Company thereupon issued to Crede an aggregate of 18,823,073 shares of its Common Stock (see Note D).

On December 20, 2013, 2,500,000 shares of the Company’s Common Stock were issued in connection with a settlement resulting from the termination of a consulting agreement.  The fair value of the Common Stock was determined using the Company’s stock price on December 20, 2013.  The total fair value of $337,500 was charged to operations.

On February 11, 2014, 746,835 shares of the Company’s Common Stock were issued in connection with the cashless exercise of 1,000,000 warrants to acquire the Company’s Common Stock.

On June 3, 2014, the Company closed a private placement of its Common Stock and warrants to purchase Common Stock with a group of investors, including members of the Company’s senior management team and the Board of Directors, pursuant to subscription agreements for gross proceeds of $2,145,956 (“Private placement”).  The Company issued and sold 18,735,429 shares of its Common Stock at a purchase price of $0.11454 per share and warrants to purchase 18,735,429 shares of Common Stock.  The purchase price of the Common Stock represented a 5% discount to the volume weighted average closing price of the Company’s Common Stock from May 13, 2014 to May 16, 2014, which ranged from $0.1155 to $0.1245 per share during the period.  The Warrants are exercisable at a price of $0.13744 per share (representing a 20% premium to the Purchase Price) for a period of one year and do not have cashless exercise provisions.  The Common Stock purchased as well as the Common Stock to be issued upon exercise of the Warrants will be subject to the six month holding period provisions of Rule 144.

On July 8, 2014, the Company closed on an additional subscription agreement under this private placement, with the same terms as disclosed above.  The Company issued and sold 90,000 shares of its Common Stock and warrants to purchase 90,000 shares of Common Stock for total proceeds of $10,309.

This Private placement triggered the anti-dilution provision of the remaining Crede Series B warrants, as the purchase price of the Common Stock and the exercise price of the Warrants issued with the Private placement were below the exercise price in effect for the Crede Series B warrants.  The exercise price of the Crede Series B warrants was adjusted from $0.2431 to $0.2349 per share and the number of warrants increased from 22,411,764 to 23,197,095 as of June 30, 2014.  The Crede Series B warrants were further diluted with the issuance on July 8, 2014 to an exercise price of $0.2343 and the warrants increased to 23,257,258 (see Note D).

NOTE H - CAPITAL STOCK

The Company is authorized to issue 1,350,000,000 shares of Common Stock, with a $0.001 par value per share, as the result of a vote of stockholders conducted on January 27, 2012, which effected an increase in the authorized shares of Common Stock from 800,000,000 shares to 1,350,000,000 shares.  In addition, the Company is authorized to issue 10,000,000 shares of preferred stock with a $0.001 par value per share.  As of September 30, 2013 and 2012, there were 786,526,955 and 646,182,550 shares of Common Stock issued and outstanding, respectively.

Preferred and Common Stock Transactions during the Year Ended September 30, 2013:

As part of the Purchase Agreements with Crede on November 29, 2012 and July 19, 2013, the Company sold an aggregate of $15,000,000 ($7,500,000 per agreement) of its securities. The total net proceeds received under these two financings were $14,635,000 ($15,000,000 gross proceeds, less investment fees of $365,000).  The table below summarizes the securities issued as part of these Purchase Agreements.

Securities Issued	Initial Purchase Agreement		Second Purchase Agreement
	Shares issued	Price per share	Shares issued	Price per share
Common Stock	10,752,688	$0.1860	10,695,187	$0.1870
Series A Warrants	10,752,688	$0.2232	10,695,187	$0.2431
Series B Warrants	29,569,862	$0.2232	29,411,764	$0.2431
Series C Warrants	26,881,720	$0.2232	26,737,967	$0.2431
Series A Preferred Stock	5,500	$1,000	-	$-
Series B Preferred Stock	-	$-	5,500	$1,000

The Series A and Series B Preferred contained weighted average anti-dilution protection.  The Series A and Series B Preferred did not accrue dividends except to the extent dividends were paid on the Common Stock.  The Company’s Common Stock was junior in rank to the Series A and Series B Preferred with respect to preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company.  The Series A and Series B Preferred generally had no voting rights except as required by law.  The Series A and Series B Preferred were converted into Common Stock as set forth below.

Crede may exercise Series A and Series B Warrants by paying in cash or on a cashless basis by exchanging such Warrants for Common Stock using the Black-Scholes value.  In the event that the Common Stock trades at a price 25% or more above the exercise price of the Series A and Series B Warrants for a period of 20 consecutive days (with average daily dollar volume of Common Stock on the OTC Bulletin Board at least equal to $300,000), the Company may obligate Crede to exercise such Warrants for cash.

Pursuant to registration rights agreements between the Company and Crede, the Company filed registration statements within 30 days of the Initial Closing of both purchase agreements.   The registration statements covered the resale of all shares of Common Stock issuable pursuant to the Purchase Agreements, including the shares of Common Stock underlying the Series A and Series B Preferred and Series A, B and C Warrants.  The Company has agreed to prepare and file amendments and supplements to the registration statements to the extent necessary to keep the registration statements effective for the period of time required under the Purchase Agreements.

The Series A and Series B Preferred and the Series A, B and C Warrants each contain a 9.9% “blocker” so that in no event shall the Series A and Series B Preferred or any of the Series A, B and C Warrants be convertible or exercisable (including through the cashless exercise exchange provision) into or for Common Stock to the extent that such conversion or exercise would result in Crede having “beneficial ownership” (within the meaning of Section 13(d) of the Securities Exchange Act of 1934, as amended) of more than 9.9% of the Common Stock. Crede would, however, have the right from time to time to convert, exercise or exchange for shares of Common Stock, which over time would aggregate to greater than 9.9% beneficial ownership if all such shares of Common Stock so acquired had been held at one time by Crede.

Crede has the right to participate in other equity or equity-linked financings completed by the Company for a period of 180 days from the date the registration statement went effective on July 30, 2013.

In addition, the Company has agreed not to issue additional Common Stock or securities convertible into Common Stock at a price below the per share price issued to Crede under the Second Purchase Agreement, $0.187, or the market price of the Common Stock on the day before the registration statement was declared effective ($0.167), for a period of 180 days from the effective date of the registration statement, except for issuances (i) pursuant to acquisitions, joint ventures, license arrangements, leasing arrangements and other similar arrangements, (ii) to employees, consultants, directors and officers approved by the Board or pursuant to a plan approved by the Board, (iii) pursuant to one or more contracts entered into by the Company with third parties which would result in revenues to the Company during a three-month period equal to an annual run rate of $15 Million in revenues and (iv) pursuant to a contract entered into by the Company with a third party which would reasonably be expected to result in more than $3 Million in annual receivables.

Until one year after the Second Closing, which occurred on July 31, 2013, the Company is prohibited from entering into any transaction to (i) sell any convertible securities at a conversion rate or other price that is generally based on and/or varies with the trading prices of the Company’s Common Stock at any time after the initial issuance of such convertible securities or (ii) sell securities at a future determined price, including, without limitation, an “equity line of credit” or an “at the market offering.”

On January 8, 2013, Crede exercised its option and converted the Series A Preferred into 25,462,963 shares or the Company’s Common Stock at a conversion price of $0.216 per share and on April 25, 2013, Crede effected the cashless exercise of the Series A and Series B Warrants related to the Initial Purchase Agreement.  Also, on August 14, 2013, the Company exercised its option and converted the Series B Preferred into 42,307,692 shares of the Company’s Common Stock at a conversion price of $0.13 per share.  On January 22, 2013, the Company exercised its option to repurchase the Series C warrants related to the Initial Purchase Agreement and on August 14, 2013, the Company exercised its option to repurchase the Series C Warrants related to the Second Purchase Agreement for $50,000 and $10,000, respectively.

NOTE F - CAPITAL STOCK

The Company is authorized to issue 1,350,000,000 shares of Common Stock, with a $0.001 par value per share, as the result of a vote of stockholders conducted on January 27, 2012, which effected an increase in the authorized shares of Common Stock from 800,000,000 shares to 1,350,000,000 shares. In addition, the Company is authorized to issue 10,000,000 shares of preferred stock with a $0.001 par value per share. As of September 30, 2012 and 2011, there were 646,182,550 and 473,325,859 shares of Common Stock issued and outstanding, respectively.

Preferred and Common Stock Transactions During the Year Ended September 30, 2011:

During the year ended September 30, 2011, the Company issued an aggregate of 888,813 shares of Common Stock valued at $65,000 for future consulting services.

During the year ended September 30, 2011, the Company issued 15,000,000 shares valued at $877,500 as officer compensation.

During the year ended September 30, 2011, the Company has expensed $502,082 related to stock based compensation.